Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data (Unaudited) (Tables) [Abstract]
Unaudited Quarterly Financial Data

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2010	3/31	6/30	9/30	12/31
Total revenues (1)	$464,999	$487,439	$504,556	$509,855
Operating income (1)	110,008	112,938	118,721	90,996
(Loss) income from continuing operations (1)	(9,407)	2,263	12,624	(34,515)
Discontinued operations, net (1)	67,263	7,826	17,202	232,727
Net income *	57,856	10,089	29,826	198,212
Net income available to Common Shares	51,863	6,343	25,166	185,870
Earnings per share — basic:
Net income available to Common Shares	$0.18	$0.02	$0.09	$0.65
Weighted average Common Shares outstanding	280,645	282,217	282,717	285,916
Earnings per share — diluted:
Net income available to Common Shares	$0.18	$0.02	$0.09	$0.65
Weighted average Common Shares outstanding	280,645	282,217	300,379	285,916

(1)	The amounts presented for 2010 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 24, 2011 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2011. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2010	3/31	6/30	9/30	12/31
Total revenues previously reported in 2010 Form 10-K	$472,082	$494,541	$511,772	$517,124
Total revenues subsequently reclassified to discontinued operations	(7,083)	(7,102)	(7,216)	(7,269)

Total revenues disclosed in Form 8-K	$464,999	$487,439	$504,556	$509,855

Operating income previously reported in 2010 Form 10-K	$112,382	$115,247	$121,047	$93,325
Operating income subsequently reclassified to discontinued operations	(2,374)	(2,309)	(2,326)	(2,329)

Operating income disclosed in Form 8-K	$110,008	$112,938	$118,721	$90,996

(Loss) income from continuing operations previously reported in 2010 Form 10-K	$(7,267)	$4,714	$14,930	$(32,221)
Income from continuing operations subsequently reclassified to discontinued operations	(2,140)	(2,451)	(2,306)	(2,294)

(Loss) income from continuing operations disclosed in Form 8-K	$(9,407)	$2,263	$12,624	$(34,515)

Discontinued operations, net previously reported in 2010 Form 10-K	$65,123	$5,375	$14,896	$230,433
Discontinued operations, net from properties sold subsequent to the respective reporting period	2,140	2,451	2,306	2,294

Discontinued operations, net disclosed in Form 8-K	$67,263	$7,826	$17,202	$232,727

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2009	3/31	6/30	9/30	12/31
Total revenues (2)	$459,083	$457,098	$457,777	$454,241
Operating income (2)	124,057	118,354	120,470	124,683
Income (loss) from continuing operations (2)	5,684	5,503	2,066	(19,212)
Discontinued operations, net (2)	79,737	100,429	141,299	66,523
Net income *	85,421	105,932	143,365	47,311
Net income available to Common Shares	77,175	96,585	132,362	41,672
Earnings per share — basic:
Net income available to Common Shares	$0.28	$0.35	$0.48	$0.15
Weighted average Common Shares outstanding	272,324	272,901	273,658	275,519
Earnings per share — diluted:
Net income available to Common Shares	$0.28	$0.35	$0.48	$0.15
Weighted average Common Shares outstanding	288,853	289,338	273,658	275,519

(2)	The amounts presented for 2009 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 24, 2011 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2011. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2009	3/31	6/30	9/30	12/31
Total revenues previously reported in 2010 Form 10-K	$466,177	$464,225	$464,827	$461,274
Total revenues subsequently reclassified to discontinued operations	(7,094)	(7,127)	(7,050)	(7,033)

Total revenues disclosed in Form 8-K	$459,083	$457,098	$457,777	$454,241

Operating income previously reported in 2010 Form 10-K	$126,283	$120,661	$122,703	$126,954
Operating income subsequently reclassified to discontinued operations	(2,226)	(2,307)	(2,233)	(2,271)

Operating income disclosed in Form 8-K	$124,057	$118,354	$120,470	$124,683

Income (loss) from continuing operations previously reported in 2010 Form 10-K	$7,858	$7,813	$4,256	$(16,996)
Income from continuing operations subsequently reclassified to discontinued operations	(2,174)	(2,310)	(2,190)	(2,216)

Income (loss) from continuing operations disclosed in Form 8-K	$5,684	$5,503	$2,066	$(19,212)

Discontinued operations, net previously reported in 2010 Form 10-K	$77,563	$98,119	$139,109	$64,307
Discontinued operations, net from properties sold subsequent to the respective reporting period	2,174	2,310	2,190	2,216

Discontinued operations, net disclosed in Form 8-K	$79,737	$100,429	$141,299	$66,523

*	The Company did not have any extraordinary items or cumulative effect of change in accounting principle during the years ended December 31, 2010 and 2009. Therefore, income before extraordinary items and cumulative effect of change in accounting principle is not shown as it was equal to the net income amounts disclosed above.